                         ANNUAL REPORT AUGUST 31, 1997

                                  OPPENHEIMER

                                  GROWTH FUND

                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's
   Manager

 9 Statement of
   Investments

16 Statement of
   Assets &
   Liabilities

18 Statement of
   Operations

19 Statements of
   Changes in
   Net Assets

20 Financial Highlights

24 Notes to Financial
   Statements

29 Independent
   Auditors' Report

30 Federal
   Income Tax
   Information

31 Officers & Trustees

32 Information &
   Services


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

- OUR "BOTTOM-UP" STRATEGY of seeking individual companies with good growth that are reasonably priced led us away from the larger, well-known companies because valuations were too high.

- FINANCIAL AND TECHNOLOGY STOCKS provided the Fund's most outstanding returns.

- WE TOOK PROFITS from our large consumer-oriented growth companies when their valuations exceeded what we considered reasonable price levels.


   AVG. ANNUAL TOTAL RETURNS
For the Period Ended 8/31/97(1)

CLASS A
   1 year          5 year             10 year
   35.03%          19.37%             14.58%

CLASS B
                                      Since
   1 year          5 year             Inception
   33.93%          N/A                19.71%

CLASS C
                                      Since
   1 year          5 year             Inception
   33.93%          N/A                23.98%

CLASS Y
                                      Since
   1 year          5 year             Inception
   35.36%          N/A                24.37%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.





                         2   Oppenheimer Growth Fund

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer
Growth Fund

DEAR SHAREHOLDER,
--------------------------------------------------------------------------------

I'd like to welcome you to the premier issue of our newly redesigned shareholder reports. As you can see, we've changed the format to allow easier access to the information you need to monitor your investments. Some notable additions are "at-a-glance" report highlights and charts that let you quickly assess how your Fund has performed. On the following pages, your portfolio team discuss their current investment thinking, your Fund's strategies, and performance. Before these commentaries, I'd like to share a few global observations.

         As we consider the world's financial markets over the past six months, some global trends emerge. For example, inflation has hit its lowest level in three decades worldwide, which has helped spur many bullish financial markets. The United States has been a beneficiary of this low-inflation environment, as well as of a strong dollar, robust corporate earnings and a healthy economy. However, many financial analysts are now concerned that the United States has reached a point in the business cycle where earnings could decline because companies are unable to further reduce costs.

         On the other hand, a wave of corporate restructuring throughout Europe has resulted in some exciting changes and opportunities. Because a similar restructuring took place in the United States ten years ago, European companies have been able to enjoy the benefit of hindsight by following our footsteps. Latin America, too, has begun to shift its economies more toward the U.S. capitalist model and has reported positive earnings growth along the way.

         With major changes occurring in today's economies around the globe, it's more important than ever to maintain a diversified portfolio across different countries and market sectors. Now is the time to speak to your financial adviser to ensure that your assets are allocated properly, so you have the opportunity to benefit from investments in both domestic and international funds. It's important to remember that investing abroad can involve greater risk and expenses--including political and economic uncertainties--and should be undertaken with a long-term approach in mind.

         To keep in touch with our views on the markets, visit our website, WWW.OPPENHEIMERFUNDS.COM, where you can access your account information and fund performance data, 24 hours a day. The site also features prospectuses, timely market updates and insightful commentaries. Our new shareholder reports and presence on the Internet are just two examples of our commitment to keeping you well informed.

         Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

Sincerely,

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill                                          September 22, 1997




                         3   Oppenheimer Growth Fund

   AVG ANNUAL TOTAL RETURNS
For the Period Ended 9/30/97(1)

CLASS A

   1 year          5 year             10 year
   24.26%          17.94%             14.71%

CLASS B
                                      Since
   1 year          5 year             Inception
   25.78%          N/A                19.75%

CLASS C
                                      Since
   1 year          5 year             Inception
   29.79%          N/A                24.50%

CLASS Y
                                      Since
   1 year          5 year             Inception
   32.16%          N/A                24.69%


PERFORMANCE UPDATE
--------------------------------------------------------------------------------

Oppenheimer Growth Fund's Class A shares have provided a total rate of return of 35.03%, before sales charges, for the 1-year period ended August 31, 1997.(2) The past year has been a difficult period for the Fund because the valuations of many larger, well-known companies have risen to unprecedented levels. In short, we haven't found enough good companies at good prices. As a result, we've allowed our cash reserves to accumulate, so that we can take advantage of buying opportunities as they emerge.


                              GROWTH OF $10,000
                               Over ten years
                         (without sales charges)(3)

Oppenheimer Growth Fund                         S&P 500 Index
     Class A shares
   $10,000                                        $10,000
     7,747.48                                       8,492.29
     8,188.61                                       9,406.09
     8,734.01                                       9,970.7
     8,763.63                                       9,912.52
     9,034.21                                      10,030.7
     9,674.71                                      10,622.8
    10,528.7                                       11,420.5
    11,656.3                                       12,381.3
    11,896.8                                       12,164.1
    11,536.9                                       12,114
    12,264.8                                       12,903.2
    10,579.2                                       10,535.5
    11,527.5                                       11,857
    13,201.9                                       14,456.7
    13,171.6                                       14,114.8
    13,876                                         15,482.4
    15,039.4                                       17,076
    14,659.5                                       16,892.7
    14,938.2                                       16,329.5
    15,409.2                                       17,285.5
    16,185                                         19,357.9
    16,891.8                                       19,323
    16,974                                         19,085.6
    17,412.6                                       19,462.6
    17,816.3                                       19,883.6
    17,140.7                                       19,452.8
    17,212.9                                       19,136.8
    18,054.5                                       20,415
    18,051.7                                       20,356.4
    19,809.3                                       22,318.8
    21,700.5                                       24,771.8
    23,424.8                                       26,846.9
    24,835.2                                       27,471.4
    26,168.2                                       29,112.2
    27,342.5                                       29,972.8
    28,187.6                                       31,748.1
    30,537.3                                       33,914.5
    31,356                                         34,106.2
    36,830.1                                       38,102.1
    39,589.8                                       41,855.8


1. Average annual total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 3/15/73. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception on 8/17/93). Class C returns for the 1-year period include the contingent deferred sales charge of 1% and have been available since 11/1/95. Class Y shares were first publicly offered on 6/1/94 and are not available for sale to individual shareholders. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.25% service fee and 0.75% asset-based sales charge, and Class A shares are subject to an annual service fee not to exceed 0.25%.





                          4   Oppenheimer Growth Fund

SECTOR WEIGHTINGS(4)

- Technology                  33.8%
- Financial                   26.0
- Consumer Non-Cyclical       12.3
- Consumer Cyclical           10.1
- Industrial                   7.7
- Energy                       4.9
- Basic Materials              4.2
  Utility                      1.0

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

Oppenheimer Growth Fund is for investors looking for long-term growth from a diverse portfolio of stocks.

WHAT WE LOOK FOR

- Companies selling at below-average valuations with ABOVE-AVERAGE EARNINGS GROWTH.
-  Well-known companies; NAMES YOU KNOW AND TRUST.
-  High-growth sectors that are currently MARKET LEADERS.

TOP 10 STOCK HOLDINGS
(Percentage of net assets)(4)
 ..............................................................................
Gateway 2000, Inc.              3.6%        BancOne Corp.                 2.4%
 ..............................................................................
Compaq Computer Corp.           2.7         Western Digital Corp.         2.4
 ..............................................................................
Novellus Systems, Inc.          2.7         Philip Morris Cos., Inc.      2.3
 ..............................................................................
Green Tree Financial Corp.      2.6         SunAmerica, Inc.              2.2
 ..............................................................................
BMC Software, Inc.              2.5         BankBoston Corp.              2.2
 ..............................................................................


2. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

3. Results of a hypothetical $10,000 investment in Class A shares on September 30, 1987. The S&P 500 is a broad-based unmanaged stock index including daily reinvestment of dividends, and cannot be purchased directly by investors. Past performance does not guarantee future results.

4. Portfolio is subject to change. Percentages are as of August 31, 1997 and are based on total market value of investments.





                         5   Oppenheimer Growth Fund

"FINANCIAL AND TECHNOLOGY STOCKS HAVE DONE VERY WELL FOR US."

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED DURING THE PAST YEAR?

Oppenheimer Growth Fund Class A shares have provided a total rate of return of 35.03%, before sales charges, for the one-year period ended August 31, 1997.(1) Performance was constrained by the Fund's large cash position, which is discussed at length below. However, some of the impact of our cash position was offset by the Fund's successful stock-selection strategy.

WERE YOU ABLE TO FIND ATTRACTIVE INVESTMENTS IN THE PERIOD'S HIGH-FLYING STOCK MARKET?

As investment managers using a "bottom-up" approach to stock selection, we tend to disregard overall market trends in favor of evaluating individual companies, one at a time. Nonetheless, we found very few attractive investments among the larger, well-known companies as their valuations rose to unprecedented levels. In this environment, rather than pay unreasonable prices for large growth stocks, we have allowed our cash reserves to accumulate while we await more attractive investment opportunities.

IS ACCUMULATING CASH CONSISTENT WITH THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES?

The discipline of Oppenheimer Growth Fund is to buy above-average growth companies at below-average prices. We evaluate companies one at a time to identify those that meet our criteria, and, over the last year, we simply haven't found enough good companies at good prices. In fact, we've found plenty of companies with above-average growth, but, in our opinion, they've been selling at unreasonably high prices. At the same time, many of the stocks in our portfolio over the past few years have appreciated to the point where

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.





                         6   Oppenheimer Growth Fund

[PHOTO]

PORTFOLIO MANAGER
Bob Doll


their stock prices are not supported by our expectations for future earnings growth, so we've sold them.

         As a result, in 1997 our cash position has fluctuated from its low in the midst of the first quarter's market correction when we were able to find some reasonably priced growth companies, to its high when market valuations later skyrocketed. When the market weakens, many stocks with good growth potential should decline to more reasonable prices. At that point, we'll put our cash to work. It's a matter of evaluating opportunities stock by stock, and finding good growth at a reasonable price.

WHERE HAVE YOU FOUND THE MOST ATTRACTIVE INVESTMENTS?

Our emphasis on evaluating individual stocks rather than broader markets often leads us to entire industries and economic sectors with good prospects. Over the last 12 months, a relatively large number of stocks in the financial and technology industries have done very well for us. In the financial industry, we have owned strong performers in the so-called "asset gatherers," such as major brokerage firms. In the technology sector, we have benefited from our positions in personal-computer manufacturers and related stocks such as Gateway Technology, Compaq Computer, Seagate and Western Digital.

WHAT INVESTMENTS WERE DISAPPOINTING?

In hindsight, we were disappointed that we did not hold certain stocks for a longer time. Early in 1997, we reduced or eliminated our positions in some large consumer-oriented growth companies as well as large drug companies. At the time, our valuation measures indicated that these stocks





                          7   Oppenheimer Growth Fund

"WE USE A 'BOTTOM-UP' APPROACH TO STOCK SELECTION, EVALUATING INDIVIDUAL COMPANIES, ONE AT A TIME."

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

had reached high price levels, so we sold them and took profits. However, the blue-chip rally continued to drive these stocks higher. In addition, certain credit card companies have not kept pace with the rest of the portfolio. Credit and consumer delinquency rates have raised questions about future earnings, so the valuations of the companies have come down.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

As our cash position indicates, we are cautious about stocks over the near term. In our opinion, the sustained market rallies of the past two to three years have inflated the prices of large growth stocks to unreasonable levels. As a result, even minor earnings disappointments may have a negative effect on their stocks, while there is little room for further gains in the event of positive earnings surprises.

         For this reason, we have kept cash available to take advantage of buying opportunities as they emerge. We have already experienced two market corrections in the 5% to 10% range, one in February/March and the other in August. Both pull-backs provided limited opportunities to buy solid growth companies at more reasonable prices. If more opportunities in individual stocks arise over the next few months, we hope to put some of our reserves to work. A period or two of relative weakness should allow us to put more cash to work and stick with our investment discipline at the same time, which is important to the long-term performance of the Fund.


                          8   Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  August 31, 1997


                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
COMMON STOCKS--54.1%
----------------------------------------------------------------------------------------------------
BASIC MATERIALS--2.2%
----------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Georgia Gulf Corp.                                                  147,500             $  4,240,625
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        30,000                1,603,125
----------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                  55,000                2,822,187
                                                                                        ------------
                                                                                           8,665,937

----------------------------------------------------------------------------------------------------
METALS--0.8%
Bethlehem Steel Corp.(1)                                            320,500                3,846,000
----------------------------------------------------------------------------------------------------
LTV Corp.                                                           717,500                9,327,500
----------------------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                                           92,500                3,249,062
                                                                                        ------------
                                                                                          16,422,562

----------------------------------------------------------------------------------------------------
PAPER--1.0%
Bowater, Inc.                                                       295,000               15,100,312
----------------------------------------------------------------------------------------------------
Stone Container Corp.                                               310,000                5,347,500
                                                                                        ------------
                                                                                          20,447,812

----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--5.5%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING--0.7%
Centex Corp.                                                         26,100                1,419,187
----------------------------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                                       277,000                4,778,250
----------------------------------------------------------------------------------------------------
Ford Motor Co.                                                       25,000                1,075,000
----------------------------------------------------------------------------------------------------
Magna International, Inc., Cl. A                                     20,000                1,325,000
----------------------------------------------------------------------------------------------------
Oakwood Homes Corp.                                                 130,000                3,526,250
----------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                               85,000                1,827,500
                                                                                        ------------
                                                                                          13,951,187

----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.8%
Alaska Air Group, Inc.(1)                                            65,000                1,783,437
----------------------------------------------------------------------------------------------------
AMR Corp.(1)                                                         20,000                2,015,000
----------------------------------------------------------------------------------------------------
ASA Holdings, Inc.                                                  210,000                6,247,500
----------------------------------------------------------------------------------------------------
British Airways plc, Sponsored ADR                                   15,000                1,549,687
----------------------------------------------------------------------------------------------------
Brunswick Corp.                                                     250,000                7,625,000
----------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                   220,000                7,411,250
----------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.(1)                               50,000                  859,375
----------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A(1)                                   80,000                2,925,000
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                                         130,000                3,136,250
----------------------------------------------------------------------------------------------------
Outboard Marine Corp.                                                90,000                1,608,750
----------------------------------------------------------------------------------------------------
Pancho's Mexican Buffet, Inc.                                       100,000                  162,500
                                                                                        ------------
                                                                                          35,323,749


                         9   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
MEDIA--0.4%
Reuters Holdings plc, Sponsored ADR                                 115,000             $  7,000,625
----------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.2%
Dayton Hudson Corp.                                                  10,000                  570,000
----------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)                                   135,000                3,611,250
----------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                                         70,000                3,513,125
----------------------------------------------------------------------------------------------------
Nautica Enterprises, Inc.(1)                                        362,500                8,632,031
----------------------------------------------------------------------------------------------------
Neiman-Marcus Group, Inc.                                            20,000                  617,500
----------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                             177,500                7,743,437
                                                                                        ------------
                                                                                          24,687,343

----------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.4%
Bed Bath & Beyond, Inc.(1)                                          335,000               10,385,000
----------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                               545,000               11,445,000
----------------------------------------------------------------------------------------------------
Hechinger Co., Cl. A(1)                                              60,000                  123,750
----------------------------------------------------------------------------------------------------
Lands' End, Inc.(1)                                                  30,000                  789,375
----------------------------------------------------------------------------------------------------
Rocky Mountain Chocolate Factory, Inc.(1)                           100,000                  487,500
----------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                    50,000                1,468,750
----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                       98,000                2,695,000
                                                                                        ------------
                                                                                          27,394,375

----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--6.6%
----------------------------------------------------------------------------------------------------
FOOD--1.0%
Fleming Companies, Inc.                                             149,700                2,825,587
----------------------------------------------------------------------------------------------------
IBP, Inc.                                                           180,000                4,128,750
----------------------------------------------------------------------------------------------------
Richfood Holdings, Inc.                                              85,000                1,912,500
----------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                    150,000                7,640,625
----------------------------------------------------------------------------------------------------
Smith's Food & Drug Centers, Inc., Cl. B(1)                          70,000                3,832,500
                                                                                        ------------
                                                                                          20,339,962

----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--1.9%
Biogen, Inc.(1)                                                      15,000                  590,625
----------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                             98,200                7,463,200
----------------------------------------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(1)                                        25,000                  890,625
----------------------------------------------------------------------------------------------------
Johnson & Johnson                                                   216,300               12,261,506
----------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                   110,400               10,136,100
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         15,000                  830,625
----------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                               140,000                6,720,000
                                                                                        ------------
                                                                                          38,892,681





                         10   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--1.8%
Collagen Corp.                                                       50,000                 $962,500
----------------------------------------------------------------------------------------------------
HealthCare COMPARE Corp.(1)                                         300,000               16,725,000
----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                                280,000                6,982,500
----------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                            15,000                  715,312
----------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                         55,000                4,021,875
----------------------------------------------------------------------------------------------------
Sofamor Danek Group, Inc.(1)                                        125,000                5,992,187
----------------------------------------------------------------------------------------------------
Summit Technology, Inc.(1)                                          140,000                  927,500
                                                                                        ------------
                                                                                          36,326,874

----------------------------------------------------------------------------------------------------
TOBACCO--1.9%
Philip Morris Cos., Inc.                                            571,800               24,944,775
----------------------------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                          112,300                3,909,444
----------------------------------------------------------------------------------------------------
UST, Inc.                                                           300,000                8,662,500
                                                                                          37,516,719

----------------------------------------------------------------------------------------------------
ENERGY--2.7%
----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS--1.4%
Global Marine, Inc.(1)                                              185,000                5,260,937
----------------------------------------------------------------------------------------------------
Oryx Energy Co.(1)                                                   30,000                  793,125
----------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(1)                         45,000                2,730,938
----------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                         65,000                4,728,750
----------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                     150,000                7,875,000
----------------------------------------------------------------------------------------------------
Transocean Offshore, Inc.                                            20,000                1,901,250
----------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                        105,000                4,173,750
                                                                                        ------------
                                                                                          27,463,750

----------------------------------------------------------------------------------------------------
OIL-INTEGRATED--1.3%
Pennzoil Co.                                                         25,000                1,929,688
----------------------------------------------------------------------------------------------------
Union Texas Petroleum Holdings, Inc.                                355,000                8,275,938
----------------------------------------------------------------------------------------------------
Unocal Corp.                                                        195,200                7,625,000
----------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                         8,140,625
                                                                                        ------------
                                                                                          25,971,251





                         11   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
FINANCIAL--14.1%
----------------------------------------------------------------------------------------------------
BANKS--4.1%
Banc One Corp.                                                      490,000              $26,276,250
----------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                    30,000                1,974,375
----------------------------------------------------------------------------------------------------
BankBoston Corp.                                                    280,000               23,275,000
----------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                                         118,928               13,223,307
----------------------------------------------------------------------------------------------------
NationsBank Corp.                                                   125,000                7,421,875
----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                 50,000                2,656,250
----------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                    120,000                5,370,000
----------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                              20,000                1,197,500
                                                                                        ------------
                                                                                          81,394,557

----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--6.2%
Advanta Corp., Cl. A                                                345,000               11,428,125
----------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                             185,000                7,319,063
----------------------------------------------------------------------------------------------------
Fannie Mae                                                          175,000                7,700,000
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                    298,400                9,716,650
----------------------------------------------------------------------------------------------------
Green Tree Financial Corp.                                          640,000               28,120,000
----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                      315,000               13,820,625
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                            40,000                2,460,000
----------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                30,000                1,509,375
----------------------------------------------------------------------------------------------------
Money Store, Inc. (The)                                             250,000                7,125,000
----------------------------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                                     95,000                5,225,000
----------------------------------------------------------------------------------------------------
Student Loan Marketing Assn.                                        100,000               13,550,000
----------------------------------------------------------------------------------------------------
Travelers Group, Inc.                                               255,000               16,192,500
                                                                                        ------------
                                                                                         124,166,338

----------------------------------------------------------------------------------------------------
INSURANCE--3.8%
AFLAC, Inc.                                                         210,000               11,563,125
----------------------------------------------------------------------------------------------------
American International Group, Inc.                                   22,500                2,123,438
----------------------------------------------------------------------------------------------------
Cigna Corp.                                                          15,000                2,750,625
----------------------------------------------------------------------------------------------------
Conseco, Inc.                                                       200,000                8,600,000
----------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                145,000                6,307,500
----------------------------------------------------------------------------------------------------
Loews Corp.                                                          95,000                9,684,063
----------------------------------------------------------------------------------------------------
Reliastar Financial Corp.                                           135,000               10,091,250
----------------------------------------------------------------------------------------------------
SunAmerica, Inc.                                                    445,000               23,974,375
                                                                                        ------------
                                                                                          75,094,376





                         12   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
INDUSTRIAL--4.2%
----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
C-Cube Microsystems, Inc.(1)                                         85,000             $  2,550,000
----------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                      440,000               12,815,000
----------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                        173,250                4,623,609
                                                                                        ------------
                                                                                          19,988,609

----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--0.3%
Owens-Illinois, Inc.(1)                                              55,000                1,914,688
----------------------------------------------------------------------------------------------------
USG Corp.(1)                                                        105,000                4,501,875
                                                                                        ------------
                                                                                           6,416,563

----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.8%
Comdisco, Inc.                                                      352,500                9,583,594
----------------------------------------------------------------------------------------------------
Corrections Corp. of America(1)                                     140,000                5,180,000
----------------------------------------------------------------------------------------------------
Growth Environmental, Inc.(1)                                         2,100                       32
----------------------------------------------------------------------------------------------------
Mercury Air Group, Inc.                                             151,250                  916,953
                                                                                        ------------
                                                                                          15,680,579

----------------------------------------------------------------------------------------------------
MANUFACTURING--0.5%
Aeroquip-Vickers, Inc.                                               50,000                2,793,750
----------------------------------------------------------------------------------------------------
Mark IV Industries, Inc.                                             99,750                2,506,219
----------------------------------------------------------------------------------------------------
Sealed Air Corp.(1)                                                  70,000                3,631,250
----------------------------------------------------------------------------------------------------
U.S. Filter Corp.(1)                                                 30,000                1,080,000
                                                                                        ------------
                                                                                          10,011,219

----------------------------------------------------------------------------------------------------
TRANSPORTATION--1.6%
Canadian Pacific Ltd. (New)                                         400,000               11,675,000
----------------------------------------------------------------------------------------------------
CSX Corp.                                                            82,600                4,723,688
----------------------------------------------------------------------------------------------------
Illinois Central Corp.                                               40,000                1,342,500
----------------------------------------------------------------------------------------------------
Navistar International Corp.(1)                                     555,000               13,770,938
                                                                                        ------------
                                                                                          31,512,126

----------------------------------------------------------------------------------------------------
TECHNOLOGY--18.3%
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.1%
Gencorp, Inc.                                                        45,000                1,203,750
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--9.4%
Adaptec, Inc.(1)                                                    110,000                5,280,000
----------------------------------------------------------------------------------------------------
Applied Magnetics Corp.(1)                                          365,000               13,482,188
----------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                                          190,000                5,747,500
----------------------------------------------------------------------------------------------------
Compaq Computer Corp.(1)                                            437,500               28,656,250
----------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                              100,000                8,206,250
----------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                        290,000               14,880,625
----------------------------------------------------------------------------------------------------
Gateway 2000, Inc.(1)                                             1,000,000               39,125,000





                         13   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE  (CONTINUED)
Intergraph Corp.(1)                                                  10,000              $    99,375
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                               120,000               12,105,000
----------------------------------------------------------------------------------------------------
Quantum Corp.(1)                                                    140,000                4,908,750
----------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                         535,000               20,430,313
----------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                            60,000                2,880,000
----------------------------------------------------------------------------------------------------
Tandem Computers, Inc(1)                                            180,000                6,120,000
----------------------------------------------------------------------------------------------------
Western Digital Corp.(1)                                            540,000               25,987,500
                                                                                        ------------
                                                                                         187,908,751

----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.1%
Adobe Systems, Inc.                                                 120,000                4,725,000
----------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                               425,000               26,615,625
----------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                             210,000               14,043,750
----------------------------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                             253,700                7,626,856
----------------------------------------------------------------------------------------------------
HBO & Co.                                                            40,000                2,865,000
----------------------------------------------------------------------------------------------------
McAfee Associates, Inc.(1)                                           35,000                1,981,875
----------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                  150,000               19,828,125
----------------------------------------------------------------------------------------------------
Netscape Communications Corp.(1)                                      1,200                   47,775
----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                  70,000                3,937,500
                                                                                        ------------
                                                                                          81,671,506

----------------------------------------------------------------------------------------------------
ELECTRONICS--3.9%
Advanced Micro Devices, Inc.(1)                                      95,000                3,556,563
----------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.(1)                                          200,000               12,287,500
----------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                      512,500                9,096,875
----------------------------------------------------------------------------------------------------
Dynatech Corp.(1)                                                   115,000                4,398,750
----------------------------------------------------------------------------------------------------
Intel Corp.                                                         200,000               18,425,000
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                           250,000               28,656,250
----------------------------------------------------------------------------------------------------
SCI Systems, Inc.(1)                                                 60,000                2,358,750
                                                                                        ------------
                                                                                          78,779,688

----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--0.8%
Ascend Communications, Inc.(1)                                      255,500               10,842,781
----------------------------------------------------------------------------------------------------
Pairgain Technologies, Inc.(1)                                      130,000                3,347,500
----------------------------------------------------------------------------------------------------
Sterling Commerce, Inc.(1)                                           45,000                1,487,813
                                                                                        ------------
                                                                                          15,678,094

----------------------------------------------------------------------------------------------------
UTILITIES--0.5%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
PacifiCorp                                                           75,000                1,556,250
----------------------------------------------------------------------------------------------------
Tucson Electric Power Co.(1)                                         40,000                  637,500
----------------------------------------------------------------------------------------------------
Unicom Corp.                                                        110,000                2,598,750
                                                                                        ------------
                                                                                           4,792,500





                         14   Oppenheimer Growth Fund

                                                                                        MARKET VALUE
                                                                     SHARES             SEE NOTE 1
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.3%
Telefonos de Mexico SA, Sponsored ADR                               140,000           $    6,422,500
                                                                                      ==============
Total Common Stocks (Cost $515,070,459)                                                1,081,125,983

                                                                     FACE
                                                                     AMOUNT
====================================================================================================
SHORT-TERM NOTES--32.3%
----------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.50%, 10/9/97(2)               $ 50,000,000               49,709,722
----------------------------------------------------------------------------------------------------
Associates Corp. of North America, 5.51%, 9/16/97(2)             50,000,000               49,885,209
----------------------------------------------------------------------------------------------------
Beneficial Corp., 5.50%, 9/10/97(2)                              50,000,000               49,931,250
----------------------------------------------------------------------------------------------------
BMW US Capital Corp., 5.50%, 9/18/97(2)                          41,055,000               40,948,371
----------------------------------------------------------------------------------------------------
CIESCO, L.P., 5.50%, 9/29/97(2)                                  50,000,000               49,786,111
----------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.50%, 9/2/97(2)                       50,000,000               49,992,361
----------------------------------------------------------------------------------------------------
Countrywide Funding Corp., 5.55%, 10/6/97(2)                     50,000,000               49,730,208
----------------------------------------------------------------------------------------------------
General Electric Capital Services, Inc., 5.48%, 9/8/97(2)        50,000,000               49,946,528
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P., 5.51%, 9/11/97(2)                     50,000,000               49,923,472
----------------------------------------------------------------------------------------------------
Hertz Corp. (The), 5.51%, 10/2/97(2)                             50,000,000               49,762,764
----------------------------------------------------------------------------------------------------
Household Finance Corp., 5.50%, 9/4/97(2)                        50,000,000               49,977,083
----------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.50%, 10/8/97(2)             30,000,000               29,830,417
----------------------------------------------------------------------------------------------------
Prudential Funding Corp., 5.50%, 9/11/97(2)                      50,000,000               49,923,611
----------------------------------------------------------------------------------------------------
Xerox Corp., 5.49%, 10/1/97(2)                                   27,445,000               27,319,439
                                                                                      --------------
Total Short-Term Notes (Cost $646,666,546)                                               646,666,546

====================================================================================================
REPURCHASE AGREEMENTS--13.9%
----------------------------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.55%, dated 8/29/97, to be repurchased at $278,371,557 on 9/2/97,
collateralized by U.S. Treasury Bonds, 7.25%-11.25%,
2/15/03-8/15/19, with a value of $265,435,787 and U.S. Treasury
Nts., 5.875%, 10/31/98, with a value of $18,599,397
(Cost $278,200,000)                                             278,200,000              278,200,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,439,937,005)                    100.3%            2,005,992,529
----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (0.3)               (6,014,127)
                                                               -----------            --------------
NET ASSETS                                                           100.0%           $1,999,978,402
                                                               ===========            ==============


1. Non-income producing security.

2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate at the time of purchase.

See accompanying Notes to Financial Statements.





                         15   Oppenheimer Growth Fund

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1997

====================================================================================================
ASSETS
Investments, at value (including repurchase agreement of $278,200,000)
(cost $1,439,937,005)--see accompanying statement                                     $2,005,992,529
----------------------------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                                         3,707,700
Interest and dividends                                                                       721,554
Investments sold                                                                             537,532
----------------------------------------------------------------------------------------------------
Other                                                                                         13,384
                                                                                      --------------
Total assets                                                                           2,010,972,699

====================================================================================================
LIABILITIES
Bank overdraft                                                                               612,167
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                     9,135,216
Distribution and service plan fees                                                           591,728
Trustees' fees--Note 1                                                                       210,643
Transfer and shareholder servicing agent fees                                                 72,929
Other                                                                                        371,614
                                                                                      --------------
Total liabilities                                                                         10,994,297

====================================================================================================
NET ASSETS                                                                            $1,999,978,402
                                                                                      ==============

====================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                       $1,235,455,207
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       19,430,107
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                 179,037,564
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                       566,055,524
                                                                                      --------------
Net assets                                                                            $1,999,978,402
                                                                                      ==============





                         16   Oppenheimer Growth Fund

====================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,590,926,859 and 39,363,513 shares of beneficial interest outstanding)                      $40.42
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                            $42.89

----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $284,227,458 and
7,225,050 shares of beneficial interest outstanding)                                          $39.34

----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,145,301 and
705,980 shares of beneficial interest outstanding)                                            $39.87

----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $96,678,784 and 2,391,491 shares of beneficial interest outstanding)                       $40.43

See accompanying Notes to Financial Statements.





                         17   Oppenheimer Growth Fund

STATEMENT OF OPERATIONS  For the Year Ended August 31, 1997


====================================================================================================
INVESTMENT INCOME
Interest                                                                                $ 35,618,247
----------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $13,477)                                    9,767,297
                                                                                        ------------
Total income                                                                              45,385,544

====================================================================================================
EXPENSES
Management fees--Note 4                                                                   10,710,424
----------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                    2,431,503
Class B                                                                                    2,030,245
Class C                                                                                      136,351
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                                    1,888,151
Class B                                                                                      281,183
Class C                                                                                       16,751
Class Y                                                                                       23,223
----------------------------------------------------------------------------------------------------
Shareholder reports                                                                          551,820
----------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                       75,300
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   73,221
----------------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                       12,136
Class B                                                                                       23,006
Class C                                                                                        3,634
Class Y                                                                                       17,063
----------------------------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                                            8,275
----------------------------------------------------------------------------------------------------
Other                                                                                         80,194
                                                                                        ------------
Total expenses                                                                            18,362,480

Less reimbursement and assumption of expenses by OppenheimerFunds, Inc.--Note 4              (42,131)
                                                                                        ------------
Net expenses                                                                              18,320,349

====================================================================================================
NET INVESTMENT INCOME                                                                     27,065,195

====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                              218,882,361
Foreign currency transactions                                                                   (742)
                                                                                        ------------
Net realized gain                                                                        218,881,619
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                     238,043,222
                                                                                        ------------
Net realized and unrealized gain                                                         456,924,841

====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $483,990,036
                                                                                        ============

See accompanying Notes to Financial Statements.





                         18   Oppenheimer Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                             YEAR ENDED AUGUST 31,                           YEAR ENDED
                                                             1997                     1996(1)                JUNE 30, 1996
===========================================================================================================================
OPERATIONS
Net investment income                                        $   27,065,195            $   2,985,556          $  15,202,596
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                               218,881,619               21,616,200            123,112,424
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation                                    238,043,222              (16,129,626)            65,683,680
                                                             --------------           --------------         --------------
Net increase in net assets resulting
from operations                                                 483,990,036                8,472,130            203,998,700

===========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                         (16,725,563)                      --            (12,145,385)
Class B                                                          (1,279,324)                      --               (763,600)
Class C                                                             (81,820)                      --                 (8,006)
Class Y                                                            (744,288)                      --               (111,943)
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                        (127,576,926)                      --            (92,881,153)
Class B                                                         (17,787,734)                      --             (8,596,317)
Class C                                                            (841,346)                      --                (61,792)
Class Y                                                          (4,909,715)                      --               (783,715)

===========================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                         202,853,918                  307,757            176,397,622
Class B                                                         108,268,225                7,152,701             81,183,295
Class C                                                          20,188,749                1,404,159              3,526,653
Class Y                                                          65,819,922                2,233,988             12,281,833

===========================================================================================================================
NET ASSETS
Total increase                                                  711,174,134               19,570,735            362,036,192
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           1,288,804,268            1,269,233,533            907,197,341
                                                             --------------           --------------         --------------
End of period (including undistributed
net investment income of $19,430,107,
$11,195,907 and $8,210,351, respectively)                    $1,999,978,402           $1,288,804,268         $1,269,233,533
                                                             ==============           ==============         ==============



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

See accompanying Notes to Financial Statements.





                         19   Oppenheimer Growth Fund

FINANCIAL HIGHLIGHTS


                                                     CLASS A
                                                     -------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,                YEAR ENDED JUNE 30,
                                                     1997              1996(2)           1996               1995
==================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                                              $33.69            $33.43            $30.80           $26.65
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .62               .08               .44              .36
Net realized and unrealized
gain (loss)                                             10.37               .18              5.70             6.83
                                                   ----------        ----------        ----------       ----------
Total income (loss) from
investment operations                                   10.99               .26              6.14             7.19

------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net
investment income                                        (.49)               --              (.41)            (.24)
Distributions from net realized gain                    (3.77)               --             (3.10)           (2.80)
                                                   ----------        ----------        ----------       ----------
Total dividends and distributions
to shareholders                                         (4.26)               --             (3.51)           (3.04)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $40.42            $33.69            $33.43           $30.80
                                                   ==========        ==========        ==========       ==========

==================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                     35.03%             0.78%            21.00%           29.45%

==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $1,590,927        $1,127,836        $1,120,046         $860,736
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,369,406        $1,101,233        $1,018,022         $727,102
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                             1.74%             1.50%(6)          1.43%            1.31%
Expenses                                                 1.01%             1.03%(6)          1.06%            1.05%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                               25.3%              6.3%             38.0%            35.4%
Average brokerage commission rate(8)                  $0.0592           $0.0595           $0.0583               --


1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.





                         20   Oppenheimer Growth Fund

                                      CLASS B
--------------------------            ------------------------------------------------------------------------------
                                      YEAR ENDED AUGUST 31,               YEAR ENDED JUNE 30,
  1994              1993              1997              1996(2)           1996               1995            1994(4)
====================================================================================================================

  $27.34            $24.94            $32.94            $32.74            $30.36            $26.44            $27.02
--------------------------------------------------------------------------------------------------------------------

     .16               .19               .36               .04               .23               .20              (.04)

    (.05)             4.03             10.08               .16              5.53              6.65               .21
--------          --------          --------          --------          --------          --------          --------

     .11              4.22             10.44               .20              5.76              6.85               .17
--------------------------------------------------------------------------------------------------------------------

    (.16)             (.25)             (.27)               --              (.28)             (.13)             (.11)
    (.64)            (1.57)            (3.77)               --             (3.10)            (2.80)             (.64)
--------          --------          --------          --------          --------          --------          --------

    (.80)            (1.82)            (4.04)               --             (3.38)            (2.93)             (.75)
--------------------------------------------------------------------------------------------------------------------
  $26.65            $27.34            $39.34            $32.94            $32.74            $30.36            $26.44
========          ========          ========          ========          ========          ========          ========

====================================================================================================================
    0.27%            16.88%            33.93%             0.61%            19.95%            28.22%            (0.20)%

====================================================================================================================

$656,934          $743,830          $284,227          $137,437          $129,484           $43,267            $8,747
--------------------------------------------------------------------------------------------------------------------
$720,765          $710,391          $203,518          $131,142          $ 90,501           $18,722            $5,119
--------------------------------------------------------------------------------------------------------------------

    0.56%             0.72%             0.92%             0.61%(6)          0.60%             0.44%            (0.22)%(6)
    1.07%             0.93%             1.84%             1.92%(6)          1.89%             2.02%             1.98%(6)
--------------------------------------------------------------------------------------------------------------------
    19.8%             23.2%             25.3%              6.3%             38.0%             35.4%             19.8%
      --                --           $0.0592           $0.0595           $0.0583                --                --

4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.





                         21   Oppenheimer Growth Fund

                                                         CLASS C
                                                         ------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,                 PERIOD ENDED
                                                         1997                  1996(2)         JUNE 30, 1996(3)
===============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $33.42                $33.22                   $33.44
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .42                   .02                      .40
Net realized and unrealized
gain (loss)                                                10.17                   .18                     2.88
                                                         -------               -------                  -------
Total income (loss) from
investment operations                                      10.59                   .20                     3.28

---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net
investment income                                           (.37)                   --                     (.40)
Distributions from net realized gain                       (3.77)                   --                    (3.10)
                                                         -------               -------                  -------
Total dividends and distributions
to shareholders                                            (4.14)                   --                    (3.50)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $39.87                $33.42                   $33.22
                                                         =======               =======                  =======

===============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                        33.93%                 0.60%                   10.07%

===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                           $28,145                $5,034                   $3,593
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $13,705                $4,105                   $1,804
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                0.95%                 0.44%(6)                 0.65%(6)
Expenses                                                    1.84%                 2.10%(6)                 1.81%(6)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                  25.3%                  6.3%                    38.0%
Average brokerage commission rate(8)                     $0.0592               $0.0595                  $0.0583


6. Annualized.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $249,853,081 and $549,224,265, respectively.





                         22   Oppenheimer Growth Fund

CLASS Y
----------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                YEAR ENDED JUNE 30,
1997             1996(2)             1996             1995           1994(1)
============================================================================
 $33.69            $33.42            $30.80            $26.64         $28.08
----------------------------------------------------------------------------

    .66               .08               .46               .30            .02

  10.42               .19              5.70              6.92          (1.46)
-------           -------           -------           -------        -------

  11.08               .27              6.16              7.22          (1.44)

----------------------------------------------------------------------------


   (.57)               --              (.44)             (.26)            --
  (3.77)               --             (3.10)            (2.80)            --
-------           -------           -------           -------        -------

  (4.34)               --             (3.54)            (3.06)            --
----------------------------------------------------------------------------
 $40.43            $33.69            $33.42            $30.80         $26.64
=======           =======           =======           =======        =======

============================================================================
  35.36%             0.81%            21.10%            29.59%         (5.13)

============================================================================

$96,679           $18,497           $16,110            $3,189            $ 9
----------------------------------------------------------------------------
$62,619           $16,792           $ 9,384            $  536            $10
----------------------------------------------------------------------------

   2.00%             1.67%(6)          1.56%             1.54%          1.09%(6)
   0.77%             0.87%(6)          0.94%             1.04%          1.25%(6)
----------------------------------------------------------------------------
   25.3%              6.3%             38.0%             35.4%          19.8%
$0.0592           $0.0595           $0.0583                --             --


8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.





                         23   Oppenheimer Growth Fund

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation, primarily by investing in stocks of established growth companies. The Fund's investment adviser is Oppenheimer Funds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost
(or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of





                         24   Oppenheimer Growth Fund

================================================================================
the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1997, a credit of $32,162 was made for the Fund's projected benefit obligations and payments of $11,314 were made to retired trustees, resulting in an accumulated liability of $204,733 at August 31, 1997.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





                         25   Oppenheimer Growth Fund

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED                            PERIOD ENDED                       YEAR ENDED
                          AUGUST 31, 1997                       AUGUST 31, 1996(2)                 JUNE 30, 1996(1)
                          --------------------------------      -------------------------------    ------------------------------
                          SHARES             AMOUNT             SHARES             AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                       7,438,778         $ 270,007,705         1,266,269       $ 42,270,466      8,407,775      $ 275,835,781
Dividends and
distributions
reinvested                 4,120,561           140,121,073                --                 --      3,323,811        101,576,179
Issued in
conjunction with
the acquisition of
Jefferson-Pilot
Capital Appreciation
Fund, Inc.--Note 5         1,196,229            40,529,263                --                 --             --                 --
Redeemed                  (6,871,542)         (247,804,123)       (1,295,165)       (41,962,709)    (6,169,610)      (201,014,338)
                       -------------         -------------     -------------       ------------    -----------      -------------
Net increase
(decrease)                 5,884,026         $ 202,853,918           (28,896)      $    307,757      5,561,976      $ 176,397,622
                       =============         =============     =============       ============    ===========      =============

---------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                       3,854,380         $ 137,203,025           439,943       $ 14,333,878      3,119,546      $ 100,609,679
Dividends and
distributions
reinvested                   542,057            18,050,580                --                 --        288,253          8,664,821
Redeemed                  (1,343,411)          (46,985,380)         (223,354)        (7,181,177)      (877,701)       (28,091,205)
                       -------------         -------------     -------------       ------------    -----------      -------------
Net increase               3,053,026         $ 108,268,225           216,589       $  7,152,701      2,530,098      $  81,183,295
                       =============         =============     =============       ============    ===========      =============

---------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                         621,652         $  22,634,387            45,312       $  1,497,092        111,265      $   3,624,375
Dividends and
distributions
reinvested                    26,886               907,142                --                 --          2,287             69,761
Redeemed                     (93,205)           (3,352,780)           (2,825)           (92,933)        (5,392)          (167,483)
                       -------------         -------------     -------------       ------------    -----------      -------------
Net increase                 555,333         $  20,188,749            42,487       $  1,404,159        108,160      $   3,526,653
                       =============         =============     =============       ============    ===========      =============

---------------------------------------------------------------------------------------------------------------------------------
Class Y:
Sold                       2,052,812         $  73,903,563           101,673       $  3,383,454        439,359      $  14,330,346
Dividends and
distributions
reinvested                   166,588             5,654,002                --                 --         29,328            895,658
Redeemed                    (376,914)          (13,737,643)          (34,706)        (1,149,466)       (90,199)        (2,944,171)
                       -------------         -------------     -------------       ------------    -----------      -------------
Net increase               1,842,486         $  65,819,922            66,967       $  2,233,988        378,488      $  12,281,833
                       =============         =============     =============       ============    ===========      =============


1. For the year ended June 30, 1996 for Class A, B and Y shares, and for the period from November 1, 1995 (inception of offering) to June 30, 1996 for Class C shares.

2. The Fund changed its fiscal year end from June 30 to August 31.





                         26   Oppenheimer Growth Fund

================================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At August 31, 1997, net unrealized appreciation on investments of $566,055,524 was composed of gross appreciation of $573,225,386, and gross depreciation of $7,169,862.

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; and 0.60% on average annual net assets in excess of $800 million. The Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund shall pay an annual management fee of 0.58% of its average annual net assets in excess of $1.5 billion.

                 For the year ended August 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $3,942,208, of which $1,118,329 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $4,099,347 and $189,986, respectively, of which $292,631 and $3,941, respectively, was paid to an affiliated broker/dealer. During the year ended August 31, 1997, OFDI received contingent deferred sales charges of $378,950 and $6,169, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                 The Manager has agreed to reimburse Oppenheimer Growth Fund for SEC fees incurred in connection with the acquisition of Jefferson-Pilot Capital Appreciation Fund, Inc.

                 OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                 The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended August 31, 1997, OFDI paid $82,960 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.





                         27   Oppenheimer Growth Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES  (CONTINUED)

The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended August 31, 1997, OFDI paid $16,174 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,720,803 and as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1997, OFDI had incurred unreimbursed expenses of $6,440,567 for Class B.

                 The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended August 31, 1997, OFDI retained $102,938 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1997, OFDI had incurred unreimbursed expenses of $262,813 for Class C.

================================================================================
5. ACQUISITION OF JEFFERSON-PILOT CAPITAL APPRECIATION FUND, INC.

On December 20, 1996, Oppenheimer Growth Fund acquired all the net assets of Jefferson-Pilot Capital Appreciation Fund, Inc., pursuant to an agreement and plan of reorganization approved by the Jefferson-Pilot Capital Appreciation Fund, Inc. (J-P Capital) shareholders on December 3, 1996. The Fund issued 1,196,229 shares of beneficial interest valued at $40,529,263 in exchange for the net assets of J-P Capital, resulting in combined net assets of $1,559,572,986 on December 20, 1996. The net assets acquired included net unrealized appreciation of $10,448,341. The exchange qualified as a tax-free reorganization for federal income tax purposes.





                         28   Oppenheimer Growth Fund

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Growth Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Growth Fund as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the two-month period ended August 31, 1996 and the year ended June 30, 1996, and the financial highlights for the year ended August 31, 1997, the two-month period ended August 31, 1996 and each of the years in the four-year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Growth Fund as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the two-month period ended August 31, 1996 and the year ended June 30, 1996, and the financial highlights for the year ended August 31, 1997, the two-month period ended August 31, 1996, and each of the years in the four-year period ended June 30, 1996, in conformity with generally accepted accounting principles.



KPMG PEAT MARWICK LLP

Denver, Colorado
September 22, 1997





                         29   Oppenheimer Growth Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)

================================================================================
In early 1998, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

                 Distributions of $4.2657, $4.0426, $4.1389 and $4.3432 per
share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 2, 1996, of which, for each class of shares, $3.3551 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gain).

                 Dividends paid by the Fund during the year ended August 31, 1997 which are not designated as capital gain distributions should be multiplied by 21.33% to arrive at the net amount eligible for the corporate dividend-received deduction.

                 The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.





                         30   Oppenheimer Growth Fund

OPPENHEIMER GROWTH FUND

================================================================================
OFFICERS AND TRUSTEES            Leon Levy, Chairman of the Board of Trustees
                                 Donald W. Spiro, Vice Chairman of the Board of
                                   Trustees
                                 Bridget A. Macaskill, Trustee and President
                                 Robert G. Galli, Trustee
                                 Benjamin Lipstein, Trustee
                                 Elizabeth B. Moynihan, Trustee
                                 Kenneth A. Randall, Trustee
                                 Edward V. Regan, Trustee
                                 Russell S. Reynolds, Jr., Trustee
                                 Pauline Trigere, Trustee
                                 Clayton K. Yeutter, Trustee
                                 Robert C. Doll, Jr., Vice President
                                 George C. Bowen, Treasurer
                                 Robert J. Bishop, Assistant Treasurer
                                 Scott T. Farrar, Assistant Treasurer
                                 Andrew J. Donohue, Secretary
                                 Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER               OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                      OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER         OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF                     The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS             KPMG Peat Marwick LLP

================================================================================
LEGAL COUNSEL                    Gordon Altman Butowsky Weitzen Shalov & Wein

                                 This is a copy of a report to shareholders of Oppenheimer Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Growth Fund. For material information concerning the Fund, see the Prospectus.

                                 Shares of OppenheimerFunds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.





                         31   Oppenheimer Growth Fund

INTERNET
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information

WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET
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INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

         And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

         When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

         For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

         You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

         So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

[OPPENHEIMERFUNDS LOGO]

RA0270.001.0897  October 30, 1997